Other receivables, prepayments and deposits	12 Months Ended
Dec. 31, 2019
Other receivables, prepayments and deposits
Other Receivables, prepayments and deposits

8. Other receivables, prepayments and deposits

Other receivables, prepayments and deposits consisted of the following:

	December 31,
	2019	2018
	(in US$’000)
Prepayments	3,767	4,250
Purchase rebates	173	190
Deposits	898	856
Value-added tax receivables	8,760	6,605
Interest receivables	537	583
Others	1,634	950
	15,769	13,434